Segments and Nature of the Business	12 Months Ended
Dec. 31, 2015
Segments and Nature of the Business [Abstract]
Segments and Nature Of The Business

5.Segments and Nature of the Business

Our segments include the VITAS segment and the Roto-Rooter segment.  Relative contributions of each segment to service revenues and sales were 72% and 28%, respectively, in 2015 and 73% and 27%, respectively, in 2014.  The vast majority of our service revenues and sales from continuing operations are generated from business within the United States.

The reportable segments have been defined along service lines, which is consistent with the way the businesses are managed. In determining reportable segments, the RRSC and RRC operating units of the Roto-Rooter segment have been aggregated on the basis of possessing similar operating and economic characteristics.  The characteristics of these operating segments and the basis for aggregation are reviewed annually.  Accordingly, the reportable segments are defined as follows:

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The VITAS segment provides hospice services for patients with terminal illnesses.  This type of care is aimed at making the terminally ill patient’s end of life as comfortable and pain-free as possible.  Hospice care is available to patients who have been initially certified or re-certified as terminally ill (i.e., a prognosis of six months or less) by their attending physician, if any, and the hospice physician.  VITAS offers all levels of hospice care in a given market, including routine home care, inpatient care and continuous care.  Over 90% of VITAS’ revenues are derived through the Medicare and Medicaid reimbursement programs.

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The Roto-Rooter segment provides repair and maintenance services to residential and commercial accounts using the Roto-Rooter registered service marks. Such services include plumbing, drain cleaning and water restoration. They are delivered through company-owned and operated territories, independent contractor-operated territories and franchised locations. This segment also manufactures and sells products and equipment used to provide such services.

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We report corporate administrative expenses and unallocated investing and financing income and expense not directly related to either segment as “Corporate”.  Corporate administrative expense includes the stewardship, accounting and reporting, legal, tax and other costs of operating a publicly held corporation.  Corporate investing and financing income and expenses include the costs and income associated with corporate debt and investment arrangements.

Segment data are set forth below (in thousands):

	For the Years Ended December 31,
	2015	2014	2013
Revenues by Type of Service
VITAS
Routine homecare	$865,145	$810,413	$791,735
Continuous care	150,802	152,206	155,409
General inpatient	99,439	102,876	104,968
Medicare cap	165	(1,290)	(6,999)
Total segment	1,115,551	1,064,205	1,045,113
Roto-Rooter
Sewer and drain cleaning	142,562	141,078	141,283
Plumbing repair and maintenance	188,065	174,993	168,942
Independent contractors	37,966	36,496	33,030
Water restoration	38,163	18,480	3,042
Other products and services	21,081	21,030	21,919
Total segment	427,837	392,077	368,216
Total service revenues and sales	$1,543,388	$1,456,282	$1,413,329
Aftertax Segment Earnings/(Loss)
VITAS	$93,346	$86,185	$76,144
Roto-Rooter	48,573	42,075	29,243
Total	141,919	128,260	105,387
Corporate	(31,645)	(28,943)	(28,160)
Net income	$110,274	$99,317	$77,227
Interest Income
VITAS	$7,740	$6,111	$5,038
Roto-Rooter	3,425	2,931	2,096
Total	11,165	9,042	7,134
Corporate	-	10	56
Intercompany eliminations	(10,884)	(9,081)	(6,343)
Total interest income	$281	$(29)	$847
Interest Expense
VITAS	$200	$207	$182
Roto-Rooter	348	363	322
Total	548	570	504
Corporate	3,097	7,616	14,531
Total interest expense	$3,645	$8,186	$15,035

Income Tax Provision
VITAS	$56,675	$53,278	$46,910
Roto-Rooter	29,630	25,808	17,560
Total	86,305	79,086	64,470
Corporate	(16,453)	(15,649)	(17,868)
Total income tax provision	$69,852	$63,437	$46,602
Identifiable Assets
VITAS	$523,717	$546,031	$518,316
Roto-Rooter	255,192	251,407	241,679
Total	778,909	797,438	759,995
Corporate	73,416	62,494	133,706
Total identifiable assets	$852,325	$859,932	$893,701

	For the Years Ended December 31,
	2015	2014	2013
Additions to Long-Lived Assets
VITAS	$23,278	$21,880	$16,219
Roto-Rooter	26,476	21,595	15,202
Total	49,754	43,475	31,421
Corporate	995	346	160
Total additions to long-lived assets	$50,749	$43,821	$31,581
Depreciation and Amortization
VITAS	$19,547	$19,048	$19,534
Roto-Rooter	13,360	10,975	9,273
Total	32,907	30,023	28,807
Corporate	592	578	535
Total depreciation and amortization	$33,499	$30,601	$29,342